SHARE-BASED PAYMENTS (FY) (Details) - Options	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023 $ / shares shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2023 Options shares item $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 Options shares	Dec. 31, 2022 item shares	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 Options shares item $ / shares
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | shares			401,000	1,059,000				139,690,000			1,097,852,000
Number of shares for each award | shares	1	1			1	1	1	1	1	1	1
Exercise price (in dollars per share) | $ / shares	$ 0.03	$ 0.03	$ 3.5	$ 3.5					$ 0.03		$ 0.03
Minimum
SHARE-BASED PAYMENTS
Vesting period			2 years		2 years
Maximum
SHARE-BASED PAYMENTS
Vesting period			7 years		7 years
Two batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares) | Options			46,805,600								1,097,852,000
Number of batches | item			2								2
Four batch
SHARE-BASED PAYMENTS
Number of awards granted (in shares)						139,690,400				139,690,400
Number of batches | item							4